Financial Risk Management	12 Months Ended
Dec. 31, 2017
Financial Risk Management [Abstract]
Financial Risk Management
Note 16 -	Financial Risk Management

A.	General

The Group is exposed to the following risks, arising from the use of financial instruments:

-	Credit risk

-	Liquidity risk

-	Market risk (which includes currency, interest, inflation and other price risks)

This Note provides information about the Group’s exposure to each of the above risks, an explanation as to how the risks are managed, and the measurement processes.

B.	Framework for risk management

The Company’s Board of Directors has overall responsibility for the Company’s and B Communications’ risk management. Bezeq’s Board of Directors has responsibility for the Bezeq Group’s risk management. The purpose of risk management in the Group is to define and monitor those risks constantly, and to minimize their possible effects arising from the exposure on the basis of assessments and expectations for parameters that affect the risks. The Company’s policy is to hedge, in part and where required according to policies determined by the board, exposure from fluctuations in foreign currency rates and in the Israeli CPI rates. Bezeq’s policy is to hedge, in part and where required according to policies determined by the board, exposure to fluctuations in foreign currencies and the Israeli CPI.

C.	Credit risk

The Company’s management monitors the Company’s exposure to credit risks on a regular basis. B Communications’ management monitors its exposure to credit risks on a regular basis. Bezeq’s management monitors the Bezeq Group’s exposure to credit risks on a regular basis. Cash and investments in deposits and securities are deposited in highly-rated banks.

Trade and other receivables

Bezeq’s management regularly monitors customer debts, and the financial statements include provisions for doubtful debts which properly reflect, in the management’s estimation, the loss inherent in doubtful debts. In addition, the balances of trade receivables are widely spread.

Investments in financial assets

The Company’s investment policy, which was approved by its Audit Committee, and established by the Company’s Board of Directors, seeks to preserve principal and maintain adequate liquidity while maximizing the income received from investments without significantly increasing the risk of loss. According to the Company’s investment policy approximately 80% of the funds must be invested in investment-grade securities. The Company’s securities consist of investment grade securities, corporate debts securities and equity investments (stocks). The Company’s and B Communications’ investment policies impose limitations on invested amounts by investment ratings, duration, exposure to a single issuer, exposure to a group of issuers with the same ownership, industries, geographic spread and currency exposure, thereby reducing credit risk concentrations. Transactions involving derivatives are made with entities that have high credit ratings.

Any investments made by Bezeq in securities are made in securities which are liquid, marketable and have low risk. Transactions involving derivatives are made with entities that have high credit ratings.

As of the reporting date there is no significant concentration of credit risk.

D.	Liquidity risk

Liquidity risk is the risk that the Group will be unable to honor their financial obligations on time. The Group’s policy for liquidity management is to ensure, as far as possible, that it will always have sufficient liquidity to honor those liabilities on time, without incurring undesirable losses. In addition, for debentures issued by the Group and its subsidiaries, see Note 13.

E.	Market risks

The purpose of market risk management is to manage and oversee the exposure to market risks within accepted parameters to prevent significant exposures to market risks that will influence the Group’s results, liabilities and cash flows.

During the normal course of its business, the Group takes full or partial hedging actions. The Group’s takes into account the effects of the exposure in its considerations for determining the type of loans it takes and in the management of its investment portfolio.

Israeli CPI risk

Changes in the rate of Israeli inflation affect the Group’s profitability and its future cash flows, mainly due to its Israeli CPI-linked liabilities. In applying a policy of minimizing the exposure the Company has invested in bonds that are linked to the Israeli CPI in order to partially hedge the exposure to changes in the Israeli CPI. In addition, the Group enters into forward transactions against the Israeli CPI. The duration of the forward transactions is the same as or shorter than the duration of the hedged exposures. Bezeq applies hedge accounting with regards to its forward CPI hedge transactions.

A considerable part of the Bezeq’s cash balances are invested in deposits, monetary funds or ETF’s which are exposed to changes in their real value as a result of changes in the Israeli CPI.

Foreign currency risk

Bezeq is exposed to foreign currency risks mainly due to payments for purchases of terminal equipment and property, plant and equipment which are in or linked to US$ or Euro. In addition, the Group provides services for customers and receives services from suppliers worldwide for which it is paid and it pays in foreign currency, mainly the US$.